SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	35,912,967
In-the-money options outstanding	754,026	746,808
Intrinsic value of options exercised	$ 121	$ 11	$ 9
Out-of-the-money options outstanding	259,122
Weighted-average grant-date fair value of options granted	$ 7.83	$ 6.11	$ 5.48
Total unrecognized compensation costs	$ 1,216
Unrecognized compensation costs, period of recognition	10 months 6 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 44,158
Unrecognized compensation costs, period of recognition	2 years 8 months 1 day
Weighted-average grant date fair value of RSUs granted	$ 26.02	21.49	15.82
Weighted-average grant date fair value of RSUs vested	21.44	26.67	29.01
Weighted-average grant date fair value of RSUs forfeited	$ 21.35	$ 21.74	$ 27.16
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase authorized amount				$ 80,000